Supplemental Financial Information	12 Months Ended
Dec. 31, 2019
Supplemental Financial Information [Line Items]
Additional Financial Information Disclosure [Text Block]

	December 31,
$ in millions	2019	2018
Accounts receivable, net
Customer receivables	$46.3	$55.8
Unbilled revenue	19.4	16.8
Amounts due from affiliates	0.3	—
Due from PJM transmission enhancement settlement (a)	1.8	16.5
Other	1.2	2.3
Provisions for uncollectible accounts	(0.4)	(0.9)
Total accounts receivable, net	$68.6	$90.5

Inventories, at average cost
Fuel and limestone	$3.5	$1.9
Materials and supplies	10.6	8.3
Other	—	0.5
Total inventories, at average cost	$14.1	$10.7

(a)	See Note 3 – Regulatory Matters for more information.

Accumulated Other Comprehensive Income / (Loss)
The amounts reclassified out of Accumulated Other Comprehensive Income / (Loss) by component during the years ended December 31, 2019, 2018 and 2017 are as follows:

Details about Accumulated Other Comprehensive Income / (Loss) Components	Affected line item in the Consolidated Statements of Operations	Years ended December 31,
$ in millions		2019	2018	2017
Gains and losses on equity securities (Note 5):
	Other deductions	$—	$—	$(0.1)
	Income tax expense	—	—	—
	Net of income taxes	—	—	(0.1)

Gains and losses on cash flow hedges (Note 6):
	Interest expense	(1.2)	(1.2)	(1.0)
	Income tax expense	0.1	0.4	0.3
	Net of income taxes	(1.1)	(0.8)	(0.7)

	Loss / (gain) from discontinued operations	—	4.4	(11.4)
	Tax expense / (benefit) from discontinued operations	(0.4)	(1.2)	4.1
	Net of income taxes	(0.4)	3.2	(7.3)

Amortization of defined benefit pension items (Note 9):
	Other expense	0.2	0.8	1.5
	Income tax benefit	—	(0.2)	(0.5)
	Net of income taxes	0.2	0.6	1.0

Total reclassifications for the period, net of income taxes		$(1.3)	$3.0	$(7.1)

The changes in the components of Accumulated Other Comprehensive Income / (Loss) during the years ended December 31, 2019 and 2018 are as follows:

$ in millions	Gains / (losses) on equity securities	Gains / (losses) on cash flow hedges	Change in unfunded pension obligation	Total
Balance at December 31, 2017	$1.0	$14.7	$(14.9)	$0.8

Other comprehensive loss before reclassifications	—	(0.1)	(0.5)	(0.6)
Amounts reclassified from accumulated other comprehensive income to earnings	—	2.4	0.6	3.0
Net current period other comprehensive income	—	2.3	0.1	2.4

Amounts reclassified from accumulated other comprehensive income to accumulated deficit (a)	(1.0)	—	—	(1.0)

Balance at December 31, 2018	—	17.0	(14.8)	2.2

Other comprehensive loss before reclassifications	—	(1.0)	(3.5)	(4.5)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings	—	(1.5)	0.2	(1.3)
Net current period other comprehensive loss	—	(2.5)	(3.3)	(5.8)

Balance at December 31, 2019	$—	$14.5	$(18.1)	$(3.6)

(a)
ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” was effective as of January 1, 2018. This ASU requires the change in the fair value of equity instruments to be recorded in income rather than in OCI. Equity Instruments were defined to include all mutual funds, regardless of the underlying investments. Therefore, as of January 1, 2018, AOCI of $1.6 million ($1.0 million net of tax) was reversed to Accumulated Deficit.

Supplemental Financial Information

	December 31,
$ in millions	2019	2018
Accounts receivable, net
Customer receivables	$46.3	$55.8
Unbilled revenue	19.4	16.8
Amounts due from affiliates	0.3	—
Due from PJM transmission enhancement settlement (a)	1.8	16.5
Other	1.2	2.3
Provisions for uncollectible accounts	(0.4)	(0.9)
Total accounts receivable, net	$68.6	$90.5

Inventories, at average cost
Fuel and limestone	$3.5	$1.9
Materials and supplies	10.6	8.3
Other	—	0.5
Total inventories, at average cost	$14.1	$10.7